FAIR VALUE (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Marketable securities	$ 2,597	$ 4,277
Mineral property investments	4,417	4,417	$ 4,417
Total	7,014	8,694
Level 1
Disclosure of financial assets [line items]
Marketable securities	2,597	4,277
Mineral property investments	0	0
Total	2,597	4,277
Level 3
Disclosure of financial assets [line items]
Marketable securities	0	0
Mineral property investments	4,417	4,417
Total	$ 4,417	$ 4,417